UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2013 to December 31, 2013

Date of Report (Date of earliest event reported): January 14, 2014

Snap-on Incorporated

(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer: 1-7724

Central Index Key Number of securitizer: 0000091440

Aldo J. Pagliari

Senior Vice President - Finance and Chief Financial Officer

Snap-on Incorporated

(262) 656-5200

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

REPRESENTATION AND WARRANTY INFORMATION

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1

The amended and restated loan and servicing agreement, dated as of September 28, 2012, among SOC SPV 1, LLC (“SPV 1”), as borrower, Snap-on Credit LLC (“SOC”), as servicer, the conduit lenders, committed lenders and administrative agents from time to time party thereto, and JPMorgan Chase Bank, N.A., as program agent, expired at the end of its term on September 27, 2013, and was not renewed by Snap-on Incorporated (the “Company”). As a result, the related receivables sale agreement, dated as of October 1, 2010, as subsequently amended (collectively with the loan and servicing agreement noted above referred to herein as the “Securitization Facility”), among SOC, as seller, SPV 1, as purchaser, and such other subsidiaries of the Company party thereto, was terminated on September 28, 2013. Therefore, pursuant to Rule 15Ga-1(c)(3), the Company’s reporting obligation related to the Securitization Facility has been terminated. There were not any asset-backed securities outstanding, nor were any payments made, at any point in time during the term of the Securitization Facility (October 1, 2010, through September 28, 2013).

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Snap-on Incorporated

(Securitizer)

Date:	January 14, 2014

By:	/s/ Aldo J. Pagliari
Aldo J. Pagliari
Senior Vice President - Finance and
Chief Financial Officer